Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities, allowance for lending related commitments	$ 102	$ 112
Long-term debt, fair value	$ 367	$ 363
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	35,826	35,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,354,163,581	1,333,706,427
Treasury stock, common shares (shares)	340,721,136	286,218,126
Operating segments
Held-to-maturity, fair value	$ 40,512	$ 40,669
Other assets, fair value	791	1,339
Other liabilities, allowance for lending related commitments	102	112
Other liabilities, fair value	800	597
Long-term debt, fair value	$ 367	$ 363